1875 K Street, NW Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Multi-Manager Alternative Fund
Securities Act File No. 333-218923
Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of AB Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Post-Effective Amendment No. 5 (the “Amendment”) to the Fund’s Registration Statement on Form N-2.

The purpose of this Amendment is to incorporate the Fund’s most recent annual financial statements and to update certain disclosure. The disclosure was updated in particular to reflect the approval of a new advisory agreement and slate of trustees by the shareholders of the Fund at a meeting of shareholders held on October 2018 and the related proxy statement on Schedule 14A was reviewed by the Staff in August 2018. This Amendment is otherwise substantially similar to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (“Post-Effective Amendment No. 4”) that was filed on July 30, 2018 and has been reviewed by the Staff. At the Staff’s request, we would be happy to provide a redline of the Amendment against Post-Effective Amendment No. 4. Consequently, on behalf of the Fund, we request selective review of the Amendment by the Staff.

The requested effective date is July 31, 2019.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1232 or P. Jay Spinola at (212) 728-8970.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Eric Freed, Esq., AllianceBernstein L.P.
P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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